Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payments [Abstract]
Disclosure of number and weighted average exercise prices of share options

					Plan Parameters
Grant Year	Total Relative Return (*)	Shares granted in LTI	Equity Plus Guaranteed Shares	Cumulative Exercised Shares	Shares in trust	MIN	TARGET	MAX

2015	0%	$-	$-	$-	$-	$-	1,738,037	2,600,000
2016	55%	863,499	483,826	(1,347,325)	-	695,215	1,738,037	2,607,056
2017	40%	637,200	944,674	(1,581,873)	-	695,215	1,738,037	2,607,056
2018	145%	3,423,106	753,372	(4,176,478)	-	1,000,000	2,500,000	3,750,000
2019	150%	3,550,449	515,706	(4,066,156)	1,409,481	1,000,000	2,500,000	3,750,000
2020	150%	3,707,949	520,492	(2,818,960)	2,890,420	1,000,000	2,500,000	3,750,000
2021	143%	3,760,851	525,181	(1,395,612)	4,355,769	1,100,000	2,750,000	4,125,000
2022	143%	3,763,449	592,318	-	-	1,100,000	2,750,000	4,125,000
2023	143%	3,722,427	-	-	-	1,100,000	2,750,000	4,125,000

Total		$23,428,930	$4,335,569	$(15,386,404)	$8,655,670
*Calculated for the previous three years.

Explanation of effect of share-based payments on entity's profit or loss
The long-term incentive expense for the years ended December 31, 2023, 2022 and 2021 was as follows:

	December 31, 2023	December 31, 2022	December 31, 2021

Share-based compensation expense	$8,001,831	$6,650,487	$5,554,353

Total share-based compensation expense	$8,001,831	$6,650,487	$5,554,353